Financial instruments - risk management (Details 3) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Loss before tax	£ (3,856)	£ (3,398)	£ (8,488)	£ (6,106)	£ (23,470)
Total equity	£ 5,299	£ 7,491	3,162	10,452	6,718	£ 19,558
Foreign currency sensitivity analysis [member] | US Dollar
IfrsStatementLineItems [Line Items]
Loss before tax			25		12
Total equity			25		12
Foreign currency sensitivity analysis [member] | Euro
IfrsStatementLineItems [Line Items]
Loss before tax			(1)	2	(293)
Total equity			(1)	2	(293)
Foreign currency sensitivity analysis [member] | Other
IfrsStatementLineItems [Line Items]
Loss before tax					(4)
Total equity					£ (4)